CONDENSED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Sep. 22, 2020	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 22, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 27,600,000 Units, net of underwriting discounts	$ 2,300	205,457,805	0	205,460,105
Common stock subject to possible redemption	$ (1,980)	(197,989,450)	0	$ (197,991,430)
Common stock subject to possible redemption (in shares)	(19,801,982)			(19,978,262)
Net loss	$ 0	0	(2,493,666)	$ (2,493,666)
Balance at the end at Dec. 31, 2020	$ 895	7,492,780	(2,493,666)	5,000,009
Balance at the end (in shares) at Dec. 31, 2020	8,948,018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to redemption	$ 514	51,352,446	0	51,352,960
Change in value of common stock subject to redemption (in shares)	5,138,135
Net loss		0	(51,352,965)	(51,352,965)
Balance at the end at Mar. 31, 2021	$ 1,409	$ 58,845,226	$ (53,846,631)	$ 5,000,004
Balance at the end (in shares) at Mar. 31, 2021	14,086,153